LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Disclosure of Quantitative Information About Leases for Lessee

	Lease liabilities
	Current	Non Current	Total

Year ended December 31, 2023
Values at the beginning of the year	49,015	190,134	239,149
Translation differences	(750)	4,799	4,049
Acquisition of business (Note 3)	8,009	17,668	25,677
Net proceeds	2,746	11,810	14,556
Indexation	5,755	5,384	11,139
Repayments	(58,900)	—	(58,900)
Interest accrued	16,200	—	16,200
Interest paid	(10,783)	—	(10,783)
Reclassifications	40,882	(40,882)	—

As of December 31, 2023	52,174	188,913	241,087

Year ended December 31, 2022
Values at the beginning of the year	44,371	215,250	259,621
Translation differences	(1,506)	(4,180)	(5,686)
Net proceeds	3,903	9,763	13,666
Indexation	3,107	14,988	18,095
Repayments	(49,404)	(6)	(49,410)
Interest accrued	14,468	—	14,468
Interest paid	(11,605)	—	(11,605)
Reclassifications	45,681	(45,681)	—

As of December 31, 2022	49,015	190,134	239,149

Disclosure of Maturity Analysis of Lease Payments

	As of December 31, 2023	As of December 31, 2022

Commitments in relation to finance leases are payable as follows:
Within one year	57,002	60,233
Later than one year but not later than five years	159,888	151,255
Later than five years	87,557	108,191
Minimum lease payments	304,447	319,679
Future finance charges	(63,360)	(80,530)
Total Financial lease liabilities	241,087	239,149

The present value of finance lease liabilities is as follows:
Within one year	52,174	49,015
Later than one year but not later than five years	140,330	117,654
Later than five years	48,583	72,480

Total minimum lease payments	241,087	239,149